Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets	Details of intangible assets as of December 31, 2023 and 2022 are as follows:

	December 31, 2023
	(In millions of Korean Won)
	Acquisition price	Accumulated amortization(*)	Book Amount
Software	₩ 17,567	₩ (14,787)	₩ 2,780
Industrial property rights	1,376	(750)	626
License fee	8,510	(5,832)	2,678
Other intangible assets	1,367	(1,081)	286
Total	₩ 28,820	₩ (22,450)	₩ 6,370

	December 31, 2022
	(In millions of Korean Won)
	Acquisition price	Accumulated amortization(*)	Book Amount
Software	₩ 16,284	₩ (14,346)	₩ 1,938
Industrial property rights	1,215	(670)	545
License fee	5,043	(3,692)	1,351
Other intangible assets	1,117	(1,082)	35
Total	₩ 23,659	₩ (19,790)	₩ 3,869
(*)Accumulated amortization includes the amount of accumulated impairment loss.

Summary of Changes in Intangible Assets	Changes in intangible assets for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023
	Software	Industrial property rights	License fee	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,938	₩ 545	₩ 1,351	₩ 35	₩ 3,869
Acquisitions/Capital expenditure	2,136	170	3,886	263	6,455
Amortization	(1,296)	(83)	(1,027)	—	(2,406)
Disposals	—	(6)	—	(12)	(18)
Impairment(*)	—	—	(1,531)	—	(1,531)
Foreign exchange differences	2	—	(1)	—	1
Ending balance	₩ 2,780	₩ 626	₩ 2,678	₩ 286	₩ 6,370
(*)The Group recognized Korean Won 1,531 million of impairment loss as carrying amount of the other intangible assets exceeded recoverable amount as of December 31, 2023.

	2022
	Software	Industrial property rights	License fee	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,264	₩ 483	₩ 1,430	₩ 165	₩ 3,342
Acquisitions/Capital expenditure	1,856	138	747	—	2,741
Amortization	(1,184)	(71)	(538)	(124)	(1,917)
Disposals	—	(5)	—	(5)	(10)
Impairment(*)	—	—	(293)	—	(293)
Foreign exchange differences	2	—	5	(1)	6
Ending balance	₩ 1,938	₩ 545	₩ 1,351	₩ 35	₩ 3,869
(*)The Group recognized Korean Won 293 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2022.

	2021
	Software	Industrial property rights	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 2,234	₩ 332	₩ 797	₩ 3,363
Acquisitions/Capital expenditure	116	224	1,676	2,016
Amortization	(1,088)	(73)	(587)	(1,748)
Disposals	(15)	—	—	(15)
Impairment(*)	—	—	(281)	(281)
Foreign exchange differences	17	—	(10)	7
Ending balance	₩ 1,264	₩ 483	₩ 1,595	₩ 3,342
(*)The Group recognized Korean Won 281 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2021.

Summary of Classification of Amortization in Statements of Comprehensive Income	Classification of amortization in the statements of comprehensive income for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023		2022		2021
	(In millions of Korean won)
Cost of revenues	₩	708	₩	719	₩	737
Selling, general and administrative expenses	1,340		1,155		931
Research and development	358		43		80
Total	₩	2,406	₩	1,917	₩	1,748